SCHEDULE OF STOCK OPTIONS WEIGHTED AVERAGE ASSUMPTIONS (Details) - December 31, 2018 [Member]	6 Months Ended
Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Expected term (years)	10 years
Expected volatility	283.00%
Risk-free interest rate	2.55%
Dividend yield	0.00%